Loans borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Short-term borrowings consist of the following:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade Financing Facilities	$91,806,603	$79,268,515

Schedule of long-term borrowings

Long-term borrowings consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Vendor installment loans	$380,000	$744,480
Bank term loan	554,173	536,592
Total	934,173	1,281,072
Less: current portion of loans payable	(409,025)	(776,753)
Long-term debt payable	$525,148	$504,319

Schedule of long-term borrowings maturity	Long-term borrowings maturities, excluding finance leases as follows:
For the year ending June 30,
2026	$409,025
2027	29,928
2028	32,727
2029	35,690
2030	38,824
Thereafter	387,979
Total	$934,173